Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Emerging Markets Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Brazil 9.6%
B3 SA - Brasil Bolsa Balcao	483,534	1,180,325
Banco BTG Pactual SA	316,636	1,954,664
Banco do Brasil SA	104,503	982,337
Itaú Unibanco Holding SA, ADR	548,100	2,943,297
JBS S/A	131,679	472,850
Localiza Rent a Car SA	219,756	2,566,308
MercadoLibre, Inc.(a)	2,458	3,116,449
Petroleo Brasileiro SA, ADR	174,740	2,619,353
PRIO SA(a)	269,104	2,516,217
Sendas Distribuidora S/A	446,906	1,083,802
TOTVS SA	229,716	1,230,258
WEG SA	228,374	1,651,055
Total		22,316,915
Canada 0.8%
Parex Resources, Inc.	102,878	1,930,690
China 24.8%
Alibaba Group Holding Ltd.(a)	216,900	2,351,670
ANTA Sports Products Ltd.	85,200	953,332
Baidu, Inc. Class A(a)	321,150	5,405,170
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	248,400	913,857
China Animal Healthcare Ltd.(a),(b),(c)	4,603,000	1
China Resources Land Ltd.	414,000	1,644,052
China Tourism Group Duty Free Corp., Ltd., Class A	62,500	915,016
Eastroc Beverage Group Co., Ltd., Class A	94,700	2,376,737
Full Truck Alliance Co., Ltd., ADR(a)	182,755	1,286,595
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	469,300	1,711,976
Kingdee International Software Group Co., Ltd.(a)	355,150	434,659
Kweichow Moutai Co., Ltd., Class A	6,900	1,711,287
Li Ning Co., Ltd.	229,000	956,231
Medlive Technology Co., Ltd.(d)	216,754	217,922
Meituan, Class B(a)	252,120	3,649,739
Midea Group Co., Ltd., Class A	159,900	1,219,789
NetEase, Inc.	218,440	4,379,995
New Horizon Health Ltd.(a)	193,500	462,112
PDD Holdings, Inc., ADR(a)	43,925	4,307,725
Common Stocks (continued)
Issuer	Shares	Value ($)
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	37,200	1,382,283
Shenzhou International Group Holdings Ltd.	118,400	1,125,940
Songcheng Performance Development Co., Ltd., Class A	1,154,200	1,935,748
Sungrow Power Supply Co., Ltd., Class A	88,000	1,078,685
Tencent Holdings Ltd.	314,401	12,187,428
Wuliangye Yibin Co., Ltd., Class A	58,900	1,269,224
WuXi Biologics Cayman, Inc.(a)	226,500	1,316,386
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	654,200	2,669,266
Total		57,862,825
Greece 3.1%
Eurobank Ergasias Services and Holdings SA(a)	714,561	1,099,069
JUMBO SA	52,499	1,443,119
National Bank of Greece SA(a)	382,116	2,151,248
OPAP SA	82,331	1,378,359
Piraeus Financial Holdings SA(a)	355,910	1,050,375
Total		7,122,170
Hong Kong 2.5%
AIA Group Ltd.	200,400	1,620,664
Samsonite International SA(a)	117,900	403,186
Sands China Ltd.(a)	699,600	2,127,470
Techtronic Industries Co., Ltd.	168,503	1,626,658
Total		5,777,978
India 17.8%
APL Apollo Tubes Ltd.	42,162	823,532
Apollo Hospitals Enterprise Ltd.	21,005	1,297,028
Astral Ltd.	59,009	1,355,070
AU Small Finance Bank Ltd.	220,006	1,882,909
Balkrishna Industries Ltd.	24,388	749,642
Cholamandalam Investment and Finance Co., Ltd.	160,577	2,348,816
Dixon Technologies India Ltd.	13,953	886,332
Eicher Motors Ltd.	17,984	745,058
HDFC Bank Ltd., ADR	71,816	4,237,862
ICICI Bank Ltd., ADR	301,981	6,981,801
IndusInd Bank Ltd.	263,082	4,509,920
Jio Financial Services Ltd.(a)	132,461	368,792
2	Columbia Variable Portfolio – Emerging Markets Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Larsen & Toubro Ltd.	142,106	5,163,123
Mahindra & Mahindra Ltd.	97,511	1,820,905
Max Healthcare Institute Ltd.	290,780	1,986,321
Persistent Systems Ltd.	11,902	827,098
Polycab India Ltd.	27,371	1,757,506
Reliance Industries Ltd.	56,801	1,599,214
Varun Beverages Ltd.	65,804	747,096
WNS Holdings Ltd., ADR(a)	21,867	1,497,015
Total		41,585,040
Indonesia 7.0%
Bank Negara Indonesia Persero Tbk PT	2,374,600	1,583,938
PT Astra International Tbk	5,365,900	2,155,267
PT Bank Central Asia Tbk	9,634,700	5,489,225
PT Bank Rakyat Indonesia Persero Tbk	19,302,039	6,518,934
PT Sumber Alfaria Trijaya Tbk	3,154,200	604,104
Total		16,351,468
Kazakhstan 0.5%
Kaspi.KZ JSC, GDR, Registered Shares(d)	12,459	1,206,031
Malaysia 0.3%
CIMB Group Holdings Bhd	596,900	689,563
Mexico 4.9%
Arca Continental SAB de CV	130,300	1,187,074
Banco del Bajio SA	196,918	617,053
Corporación Inmobiliaria Vesta SAB de CV	151,365	498,195
Grupo Aeroportuario del Centro Norte SAB de CV	121,426	1,319,992
Grupo Aeroportuario del Pacifico SAB de CV	100,210	1,645,278
Grupo Financiero Banorte SAB de CV, Class O	451,559	3,784,778
Wal-Mart de Mexico SAB de CV, Class V	611,375	2,307,632
Total		11,360,002
Philippines 1.2%
BDO Unibank, Inc.	1,136,560	2,844,664
Poland 0.9%
Dino Polska SA(a)	26,266	2,128,692
Russian Federation 0.3%
Detsky Mir PJSC(a),(b),(c),(e)	911,435	0
Fix Price Group PLC, GDR(a),(b),(c),(d),(e)	502,952	724,251
Total		724,251
Common Stocks (continued)
Issuer	Shares	Value ($)
Saudi Arabia 0.4%
Nahdi Medical Co.	24,707	950,261
South Africa 2.7%
Absa Group Ltd.	208,311	1,919,752
Capitec Bank Holdings Ltd.	16,405	1,483,355
Clicks Group Ltd.	91,850	1,254,743
Shoprite Holdings Ltd.	131,541	1,666,273
Total		6,324,123
South Korea 9.9%
Coupang, Inc.(a)	124,402	2,114,834
Samsung Biologics Co., Ltd.(a)	2,096	1,058,034
Samsung Electro-Mechanics Co., Ltd.	20,921	2,125,873
Samsung Electronics Co., Ltd.	230,508	11,653,132
Samsung SDI Co., Ltd.	6,506	2,458,700
SK Hynix, Inc.	44,112	3,734,729
Total		23,145,302
Taiwan 9.5%
ASPEED Technology, Inc.	27,000	2,325,846
Chailease Holding Co., Ltd.	115,668	649,504
Delta Electronics, Inc.	212,000	2,135,247
eMemory Technology, Inc.	11,000	690,621
Parade Technologies Ltd.	14,000	428,512
Taiwan Semiconductor Manufacturing Co., Ltd.	978,838	15,961,171
Total		22,190,901
Thailand 0.6%
PTT Exploration & Production PCL	307,100	1,432,973
Turkey 0.9%
BIM Birlesik Magazalar AS	75,319	753,492
KOC Holding AS	229,629	1,227,473
Total		1,980,965
United States 0.6%
Globant SA(a)	7,575	1,498,714
Total Common Stocks (Cost $220,786,398)		229,423,528

Columbia Variable Portfolio – Emerging Markets Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Emerging Markets Fund, September 30, 2023 (Unaudited)
Preferred Stocks 1.4%
Issuer	Shares	Value ($)
South Korea 1.4%
Samsung Electronics Co., Ltd.	80,792	3,254,825
Total Preferred Stocks (Cost $2,092,325)		3,254,825

Rights 0.0%
Issuer	Shares	Value ($)
Brazil 0.0%
Localiza Rent a Car SA(a)	1,610	5,733
Total Rights (Cost $—)		5,733

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(f),(g)	17,049	17,043
Total Money Market Funds (Cost $17,043)		17,043
Total Investments in Securities (Cost $222,895,766)		232,701,129
Other Assets & Liabilities, Net		699,710
Net Assets		$233,400,839

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $724,252, which represents 0.31% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $2,148,204, which represents 0.92% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2023, the total market value of these securities amounted to $724,251, which represents 0.31% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-09/21/2020	911,435	1,345,538	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	502,952	4,907,336	724,251
			6,252,874	724,251

(f)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(g)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	9,344,347	40,712,779	(50,039,344)	(739)	17,043	(807)	126,472	17,049
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Emerging Markets Fund | Third Quarter Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7007_12_B01_(11/23)